Cover Page	9 Months Ended
Sep. 30, 2023
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	Graphite Bio, Inc.
Entity Central Index Key	0001815776
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Address Address Line1	611 Gateway Blvd
Entity Address, Address Line Two	Suite 120
Entity Address City Or Town	South San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94080
City Area Code	650
Local Phone Number	484-0886
Entity Tax Identification Number	84-4867570
Entity Primary SIC Number	2836
Business Contact [Member]
Contact Personnel Name	Kimberlee C. Drapkin
Entity Address Address Line1	611 Gateway Blvd
Entity Address, Address Line Two	Suite 120
Entity Address City Or Town	South San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94080
City Area Code	650
Local Phone Number	484-0886